UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.   20549

                              FORM 13F

                        FORM 13F COVER PAGE

    Report for Calendar Year or Quarter Ended:  June 30, 2003

Check here if Amendment [  ]; Amendment Number:
This Amendment  (Check only one.): [  ]  is a restatement.
                                   [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Lighthouse Capital Management, Inc.
Address: 10000 Memorial Drive
         Suite 660
         Houston, TX  77024

13F File Number:  28-5076

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on the behalf of Reporting Manager:

Name:    Christine Cobb
Title:   Compliance Officer
Phone:   713-688-6881
Signature, Place, and Date of Signing:

    /s/ Christine Cobb   Houston, Texas   August 1, 2003

Report Type  (Check only one.):

[ X]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of other managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE



Report Summary:

Number of other Included Managers:	0
Form 13F Information Table Entry Total: 69
Form 13F Information Table Value Total: 115,756

List of Other Included Managers:

     No.   13F File Number        Name

                                                              FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Actel Corp                     Common Stocks    004934105     2038    99030 SH       SOLE                    99030
Allstate                       Common Stocks    020002101     1785    50075 SH       SOLE                    50075
American Superconductor        Common Stocks    030111108      403    65775 SH       SOLE                    65775
Analog Devices                 Common Stocks    032654105     1545    44381 SH       SOLE                    44381
Applied Films                  Common Stocks    038197109     2155    83320 SH       SOLE                    83320
Apria Healthcare Group         Common Stocks    049156102     1733    69650 SH       SOLE                    69650
Arkansas Best                  Common Stocks    040790107     1979    83830 SH       SOLE                    83830
Baxter International Inc.      Common Stocks    071813109     1286    49450 SH       SOLE                    49450
Bear Stearns Companies         Common Stocks    073902108     1790    24721 SH       SOLE                    24721
Boston Properties              Common Stocks    101121101     1424    32500 SH       SOLE                    32500
Boyd Gaming Corp               Common Stocks    103304101     3014   174650 SH       SOLE                   174650
Caremark RX Inc                Common Stocks    141705103     1276    49700 SH       SOLE                    49700
CEC Entertainment              Common Stocks    125137109     2218    60050 SH       SOLE                    60050
Celgene                        Common Stocks    151020104     1503    49525 SH       SOLE                    49525
Chicago Pizza & Brewery        Common Stocks    167889104      512    51200 SH       SOLE                    51200
Christopher & Banks            Common Stocks    171046105     1893    51169 SH       SOLE                    51169
Cimarex Energy                 Common Stocks    171798101     1527    64300 SH       SOLE                    64300
Coastal Banc Conv Pfd          Conv Preferred   190428201     1312    47550 SH       SOLE                    47550
Coherent                       Common Stocks    192479103     2129    87705 SH       SOLE                    87705
Duke Energy 8.25%              Preferred Stocks 264399585      281    17730 SH       SOLE                    17730
Equity Office Properties       Common Stocks    294741103      273    10125 SH       SOLE                    10125
Equity Residential             Common Stocks    29476L107      883    34030 SH       SOLE                    34030
First Industrial Realty Trust  Common Stocks    32054K103     1281    40535 SH       SOLE                    40535
Fossil                         Common Stocks    349882100     2840   120192 SH       SOLE                   120192
Foundry Networks               Common Stocks    35063R100     1380    96675 SH       SOLE                    96675
GulfTerra Energy Partners      Common Stocks    28368B102      494    13150 SH       SOLE                    13150
HL&P Cap Tr. 8.125%            Preferred Stocks 404202202      464    18675 SH       SOLE                    18675
Humana                         Common Stocks    444859102     2787   184595 SH       SOLE                   184595
Int'l Rectifier 4.25% 7-13-07  Conv Bonds       460254AE5     1344  1380000 SH       SOLE                  1380000
International Rectifier        Common Stocks    460254105     3088   115140 SH       SOLE                   115140
ISIS Pharmaceuticals           Common Stocks    464330109     1122   210125 SH       SOLE                   210125
Jones Apparel                  Common Stocks    480074103     1902    65000 SH       SOLE                    65000
Keithley Instruments           Common Stocks    487584104     1720   119053 SH       SOLE                   119053
Kemet Corp                     Common Stocks    488360108     1206   119368 SH       SOLE                   119368
Ligand Pharmaceuticals         Common Stocks    53220K207     2262   166434 SH       SOLE                   166434
Lighthouse Opportunity Fund    Mutual Funds     742935794      317    25232 SH       SOLE                    25232
Merix Corp                     Common Stocks    590049102     1587   209420 SH       SOLE                   209420
MIM Corporation                Common Stocks    553044108     1955   301175 SH       SOLE                   301175
Mitcham Industries             Common Stocks    606501104      414   270325 SH       SOLE                   270325
Multimedia Games               Common Stocks    625453105     2535    99800 SH       SOLE                    99800
National Oilwell               Common Stocks    637071101     1205    54775 SH       SOLE                    54775
Navigant International         Common Stocks    63935R108     2217   171825 SH       SOLE                   171825
New Plan 7.625% Pfd            Preferred Stocks 648053809     1264    47500 SH       SOLE                    47500
Newport Corp                   Common Stocks    651824104     1938   130800 SH       SOLE                   130800
Plains All Amern Pipeline LP   Common Stocks    726503105     4403   139866 SH       SOLE                   139866
Pogo Producing                 Common Stocks    730448107     1967    46005 SH       SOLE                    46005
PracticeWorks                  Common Stocks    739419109     1436    74300 SH       SOLE                    74300
Public Storage pfd Q           Preferred Stocks 74460D711      471    17080 SH       SOLE                    17080
Quiksilver                     Common Stocks    74838C106     1695   102810 SH       SOLE                   102810
Republic Services Inc          Common Stocks    760759100     1547    68225 SH       SOLE                    68225
Royal Dutch                    Common Stocks    780257804     2327    49908 SH       SOLE                    49908
Sabre Holdings Corp            Common Stocks    785905100     1673    67878 SH       SOLE                    67878
Salomon Bros Worldwide 2008    Common Stocks    79548R103     1747   160700 SH       SOLE                   160700
Shaw Group                     Common Stocks    820280105     2010   166825 SH       SOLE                   166825
Southwest Airlines             Common Stocks    844741108     1706    99193 SH       SOLE                    99193
SpectraLink                    Common Stocks    847580107     1323   135150 SH       SOLE                   135150
SunGard Data Systems           Common Stocks    867363103     2016    77800 SH       SOLE                    77800
Sycamore Networks              Common Stocks    871206108     1354   354325 SH       SOLE                   354325
Synopsys                       Common Stocks    871607107     1905    30765 SH       SOLE                    30765
Sypris Solutions               Common Stocks    871655106     1800   173725 SH       SOLE                   173725
Tenet Healthcare Corporation   Common Stocks    88033G100     1706   146418 SH       SOLE                   146418
TEPPCO Partners LP             Common Stocks    872384102      417    11400 SH       SOLE                    11400
Trikon Technologies            Common Stocks    896187408     1840   518367 SH       SOLE                   518367
Ultra Petroleum                Common Stocks    903914109     3027   234500 SH       SOLE                   234500
Universal Display              Common Stocks    91347P105     1204   136025 SH       SOLE                   136025
Univision Communications       Common Stocks    914906102     1104    36300 SH       SOLE                    36300
Utilities Select SPDR          Common Stocks    81369Y886     5192   234725 SH       SOLE                   234725
Vornado Realty Pfd C           Preferred Stocks 929042406      992    38010 SH       SOLE                    38010
Westport Res Conv Pfd          Conv Preferred   961418209     2614   103325 SH       SOLE                   103325